FIXED ASSETS-NET - Narratives (Details) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
FIXED ASSETS-NET [abstract]
Aggregate carrying value of ownership certificates of certain buildings that had not been obtained, net fixed assets	¥ 1,858,288,000	¥ 1,819,505,000
Aggregate net book value of fixed assets that had been fully depreciated but they were still in use	¥ 155,125,000	¥ 116,953,000